Financing Receivables - Schedule of Allowance Uncollectible Timeshare Financing Receivables (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Timeshare Allowance for Uncollectible Accounts [Roll Forward]
Beginning balance	$ 92	$ 93	$ 93	$ 97	$ 101
Write-offs	(16)	(11)	(25)	(33)	(36)
Provision for uncollectibles on sales	15	13	24	29	32
Ending balance	$ 91	$ 95	$ 92	$ 93	$ 97